License Agreements	12 Months Ended
Dec. 31, 2022
License Agreement [Abstract]
License Agreements
13.	License Agreements
Adimab Development and Option Agreement
In October 2018, the Company and Adimab LLC (“Adimab”), entered into an amended and restated development and option agreement, (“the A&R Adimab Agreement”), which amended and restated the development and option agreement with Adimab dated July 2014, as amended, (“the Original Adimab Agreement”), for the discovery and optimization of proprietary antibodies as potential therapeutic product candidates. Under the A&R Adimab Agreement, the Company will select biological targets against which Adimab will use its proprietary platform technology to research and develop antibody proteins using a mutually agreed upon research plan. The A&R Adimab Agreement, among other things, extended the discovery term of the Original Adimab Agreement, provided access to additional antibodies, and expanded the Company’s right to evaluate and use antibodies that were modified or derived using Adimab technology for diagnostic purposes.
Upon the Company’s selection of a target, the Company and Adimab will initiate a research plan and the discovery term begins. During the discovery term, Adimab will grant the Company a non-exclusive,
non-sublicenseable
license under its technology with respect to the target, to research, design and preclinically develop and use antibodies that were modified or derived using Adimab technology, solely to evaluate such antibodies, perform the Company’s responsibilities under the research plan, and use such antibodies for certain diagnostic purposes. The Company also will grant to Adimab a non-exclusive,
nontransferable license with respect to the target under the Company’s technology that covers or relates to such target, solely to perform its responsibilities under the research plan during the discovery period. The Company is required to pay Adimab at an agreed upon rate for its full-time employees during the discovery period while Adimab performs research on each target under the applicable research plan.
Adimab granted the Company an exclusive option to obtain a
non-exclusive,
worldwide, fully
paid-up,
sublicensable license under Adimab’s platform patents and other Adimab technology solely to research up to ten antibodies, chosen by the Company against a specific biological target for a specified period of time (the “Research Option”). In addition, Adimab granted the Company an exclusive option to obtain a worldwide, royalty-bearing, sublicensable license under Adimab platform patents and other Adimab technology to exploit, including commercially, 20 or more antibodies against specific biological targets (the “Commercialization Option”). Upon the exercise of a Commercialization Option, and payment of the applicable option fee to Adimab, Adimab will assign the Company the patents that cover the antibodies selected by such Commercialization Option. The Company will be required to use commercially reasonable efforts to develop, seek market approval of, and commercialize at least one antibody against the target covered by the Commercialization Option in specified markets upon the exercise of a Commercialization Option.
Under the agreement, the Company is obligated to make milestone payments and to pay specified fees upon the exercise of the Research or Commercialization Options. During the discovery term, the Company may be obligated to pay Adimab up to 250 for technical milestones achieved against each biological target. Upon exercise of a Research Option, the Company is obligated to pay a nominal research maintenance fee on each of the next four anniversaries of the exercise. Upon the exercise of each Commercialization Option, the Company will be required to pay an option exercise fee of a low seven-digit dollar amount, and the Company may be responsible for milestone payments of up to an aggregate of $13,000 for each licensed product that receives marketing approval. For any licensed product that is commercialized, the Company is obligated to pay Adimab tiered royalties of a low to mid single-digit percentage on worldwide net sales of such product. The Company may also partially exercise a Commercialization Option with respect to ten antibodies against a biological target by paying 65% of the option fee and later either (i) paying the balance and choosing additional antibodies for commercialization, up to the maximum number under the Commercialization Option, or (ii) foregoing the Commercialization Option entirely. For any Adimab diagnostic product that is used with or in connection with any compound or product other than a licensed antibody or licensed product, the Company is obligated to pay Adimab up to a low seven digits in regulatory milestone payments and low single-digit royalties on net sales. No additional payment is due with respect to any companion diagnostic or any diagnostic product that does not contain any licensed antibody. Any payments payable to Adimab as a result of any product candidates being developed pursuant to the GSK Agreement, will be payable to Adimab directly by GSK.
The A&R Adimab Agreement will remain in effect until (a) the earlier of (i) the expiration of the Research and Commercialization Options (if they expire without exercise) and (ii) 12 months from the effective date without the Company providing materials that pass Adimab’s quality control; or (b) if a Research Option is exercised but the Commercialization Option is not, then upon the expiration of the last to expire research license term; or (c) upon commercialization of a product, until the end of the royalty term, which will vary on a product-by-product
and
country-by-country
basis, ending on the later of (y) the expiration of the last valid claim covering the licensed product in such country as the product is manufactured or sold, or (z) ten after the first commercial sale of the licensed product in such country.

Either party may terminate the A&R Adimab Agreement for material breach if such breach remains uncured for a specified period of time, however, if a Research Option or Commercialization Option has been exercised and the breach only applies to the applicable target of such Research Option or Commercialization Option, then the termination right will only apply to such target. The Company may also terminate the A&R Adimab Agreement for any reason with prior notice to Adimab. If Adimab is bankrupt, the Company will be entitled to a complete duplicate of, or complete access to, all rights and licenses granted under or pursuant to the A&R Adimab Agreement.
During the year ended December 31, 2022, the Company did not recognize research and development expense under the A&R Adimab Agreement. During the years ended December 31, 2021 and 2020, the Company recognized research and development expense under the agreement of $3,000, and $3,092, respectively.
Memorial Sloan Kettering Cancer Center License Agreement
In November 2020, the Company and Memorial Sloan Kettering Cancer Center (“MSK”) entered into a license agreement (the “MSK Agreement”). Under the agreement, MSK granted the Company a non-exclusive
license to certain U.S. patent rights relating to methods of treating cancer with CCR8 antibodies to research, develop, make, use, sell, offer for sale, and import CCR8 antibodies intended to treat cancer.
Under the terms of the MSK Agreement the upfront license execution fee due to MSK was $100. Half of the execution fee was due to MSK upon signature of the agreement, with the remaining portion due on the first anniversary. Under the MSK Agreement, each of these CCR8 antibodies is a licensed product and the Company is obligated to make milestone payments of up to an aggregate of $7,500 for each licensed product, as well as reimburse MSK for a portion of past and future patent-related expenses. For any licensed product that is commercialized, the Company is obligated to pay MSK a low single-digit percentage royalty on net U.S. sales of such product.
The MSK License will remain in effect on a licensed
product-by-licensed
product basis until the later of when there is no longer a valid patent claim covering the composition, manufacture or use of such licensed product or 10 years from the date of first commercial sale of such licensed product in the U.S. The Company may terminate the MSK License for any reason with thirty days prior written notice to MSK. MSK may terminate the MSK License immediately upon written notice if the Company is convicted of a felony relating to the manufacture, use or sale of a licensed product anywhere we may manufacture, use or sell the licensed product, or, with a specified notice period, in the event of the Company’s insolvency, bankruptcy, or cessation of business operations. MSK may also terminate the MSK License for nonpayment of any fees, milestones or royalties if such payment(s) remain past due for a specified period of time, and for an uncured material breach.
During the years ended December 31, 2022, 2021 and 2020, the Company recognized research and development expense under the MSK Agreement of $200 and $50 and $50, respectively .
Vaccinex Exclusive Product License Agreement
In March 2021, the Company and Vaccinex entered into an exclusive product license agreement (the “Vaccinex License Agreement”), to exclusively license certain antibodies, including SRF114. Pursuant to the terms of the Vaccinex License Agreement, the Company has a worldwide, exclusive, sublicensable license to make, have made, use, sell, offer to sell, have sold, import, and otherwise exploit licensed products that incorporate certain Vaccinex intellectual property which covers certain antibodies, including the antibody SRF114 targeting CCR8, each a “Licensed Product.”

Under the Vaccinex License Agreement, the Company is obligated to use commercially reasonable efforts to develop, clinically test, achieve regulatory approval, manufacture, market and commercialize at least one Licensed Product and have the sole right to develop, manufacture and commercialize the licensed products worldwide. The Company is responsible for all costs and expenses of such development, manufacturing and commercialization. Pursuant to the Vaccinex License Agreement, the Company paid Vaccinex a one-time
fee of $850. Vaccinex is eligible to receive up to an aggregate of $3,500 based on achievement of certain clinical milestones and up to an aggregate of $11,500 based on achievement of certain regulatory milestones per Licensed Product. The Company also owes low single digit royalties on global net sales of any approved Licensed Products. Commencing on the third anniversary of the date of the Vaccinex License Agreement and continuing until the first dosing of a Licensed Product in a clinical trial, the Company will be required to pay Vaccinex a nominal yearly maintenance fee.
The Company may terminate the Vaccinex License Agreement for convenience upon the notice period specified in the Vaccinex License Agreement. Either party may terminate the Vaccinex License Agreement for an uncured material breach by the other party. Vaccinex may terminate the Vaccinex License Agreement if the Company defaults on any payments owed to Vaccinex under the agreement, if the Company is in material breach of, and fail to cure, its development obligations, or institute certain actions related to the licensed patents. In the event of termination, all rights in the licensed intellectual property would revert to Vaccinex.
During the years ended December 31, 2022 and 2021, the Company recognized research and development ex pe
nse under the Vaccinex License Agreement of $500 and $850, respectively.